EQUITY Q (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)	11,977,011		11,977,011
Distributions	$ 30,444	$ 8,980	$ 39,881	$ 45,678
Public Offering
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			35,980,967
Common stock (in shares)			26,400,000
Share price (in cad per share)	$ 19.00		$ 19.00
Offering expenses payable			$ 477,800
Public Offering | Class B Common Stock
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)			9,227,011